Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 141	$ 79	[1]	$ 525	$ 177	$ 181
Less (income) loss from discontinued operations, net of taxes	20	(12)		(57)	(36)	(45)
Adjustments to reconcile net income to net cash from operating activities:
Amortization of fixed maturity discounts and premiums and limited partnerships	(5)	(19)		(88)	(77)	(55)
Net investment losses (gains)	61	(37)		(27)	195	143
Charges assessed to policyholders	(202)	(187)		(801)	(690)	(506)
Acquisition costs deferred	(105)	(154)		(611)	(637)	(587)
Amortization of deferred acquisition costs and intangibles	122	271		722	593	622
Goodwill impairment				89	29	0
Deferred income taxes	(182)	21		82	(350)	(337)
Gain on sale of subsidiary				0	(36)	0
Net increase (decrease) in trading securities, held-for-sale investments and derivative instruments	(27)	(45)		191	1,451	(100)
Stock-based compensation expense	9	9		26	31	44
Change in certain assets and liabilities:
Accrued investment income and other assets	(42)	(99)		(68)	(174)	(31)
Insurance reserves	541	369		2,330	2,507	2,413
Current tax liabilities	202	(87)		(234)	145	(173)
Other liabilities and other policy-related balances	(474)	(370)		(1,166)	(73)	(271)
Cash from operating activities-discontinued operations	1	9		49	70	38
Net cash from operating activities	60	(252)		962	3,125	1,336
Cash flows from investing activities:
Fixed maturity securities	1,212	969		5,176	5,233	4,589
Commercial mortgage loans	212	142		891	912	769
Restricted commercial mortgage loans related to securitization entities	17	14		67	96	52
Proceeds from sales of investments:
Fixed maturity and equity securities	1,310	1,717		5,735	6,284	4,643
Purchases and originations of investments:
Fixed maturity and equity securities	(2,069)	(3,049)		(12,322)	(11,885)	(13,236)
Commercial mortgage loans	(203)	(81)		(692)	(300)	(105)
Other invested assets, net	(26)	436		416	(529)	1,580
Policy loans, net	0	(6)		(29)	(79)	(68)
Proceeds from sale of a subsidiary, net of cash transferred				77	211	0
Payments for businesses purchased, net of cash acquired				0	(3)	(40)
Cash from investing activities-discontinued operations	0	(18)		(41)	1	1
Net cash from investing activities	453	124		(722)	(59)	(1,815)
Cash flows from financing activities:
Deposits to universal life and investment contracts	445	662		2,810	2,664	2,737
Withdrawals from universal life and investment contracts	(678)	(600)		(2,781)	(3,688)	(4,429)
Redemption and repurchase of non-recourse funding obligations	(4)	(563)		(1,056)	(130)	(6)
Proceeds from the issuance of long-term debt	0	361		361	545	1,204
Repayment and repurchase of long-term debt				(322)	(760)	(6)
Repayment of borrowings related to securitization entities	(17)	(19)		(72)	(96)	(61)
Repurchase of subsidiary shares				0	(71)	(131)
Dividends paid to noncontrolling interests	(13)	(12)		(50)	(67)	(43)
Other, net	(32)	(17)		54	26	(747)
Cash from financing activities-discontinued operations	0	(1)		(45)	(64)	(30)
Net cash from financing activities	(299)	(189)		(1,101)	(1,641)	(1,512)
Effect of exchange rate changes on cash and cash equivalents	(48)	16		26	(69)	121
Net change in cash and cash equivalents	166	(301)		(835)	1,356	(1,870)
Cash and cash equivalents at beginning of period	3,653	4,488		4,488	3,132	5,002
Cash and cash equivalents at end of period	3,819	4,187		3,653	4,488	3,132
Less cash and cash equivalents of discontinued operations at end of period	22	35		21	45	38
Cash and cash equivalents of continuing operations at end of period	$ 3,797	$ 4,152		$ 3,632	$ 4,443	$ 3,094

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.